Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2014 and 2015:

	Fair Value Measurements at
	December 31, 2014 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$39,619	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	158	-
Money market fund	2,219	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	337	-
Total	$41,838	495	-
Liabilities:
Short-term debt	$-	130,000	-
Total	$-	130,000	-

	Fair Value Measurements at
	December 31, 2015 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$5,918	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	5,428	-
Money market fund	13,083	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	563	-
Total	$19,001	5,991	-
Liabilities:
Short-term debt	$-	180,000	-
Total	$-	180,000	-

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2014 and the associated losses recognized in 2014 (nil in 2013 and 2015):

	Fair Value Measurements at
	reporting Date Using
					For the
					Year
					Ended
					December
					31, 2014
	December				Impairment
	31, 2014	Level 1	Level 2	Level 3	loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- Oculon Optoelectronics Inc.	$-	-	-	-	309

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2013, 2014 and 2015:

Warrant
obligation
(in thousands)

Balance at January 1, 2013	$-
Liability for warrant obligation	1,415
Unrealized gain for change in the fair value of the warrant included in earnings	(160)
Balance at December 31, 2013	$1,255
Gain for expiration of the warrant included in earnings	(1,255)
Balance at December 31, 2014	$-
Balance at December 31, 2015	$-
The amount of total gain in 2013 included in earnings attributable to the change in unrealized gain relating to assets and liabilities still held at December 31, 2013	$160